Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income (loss)	¥ (3,821)	¥ (2,195)	¥ 3,163
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	8,063	6,838	4,209
Deferred income taxes	693	(3,663)	425
Stock option compensation expense	861	583	165
Impairment losses on investment securities	400	2,254	512
Changes in assets and liabilities, net of effect of acquisition:
Trade receivables	(1,004)	616	(7,645)
Inventories	(566)	4,613	(7,285)
Trade accounts payable	(6,475)	902	1,146
Accrued expenses	(4,529)	39	2,540
Income taxes payable	677	(659)	302
Accrued warranty expenses	(302)	164	(1,040)
Customer prepayments	611	(1,815)	1,276
Accrued pension and severance costs	841	975	225
Other	2,336	3,650	1,314
Net cash provided by (used in) operating activities	(2,215)	12,302	(693)
Cash flows from investing activities:
(Increase) decrease in short-term investments		14,387	(2,446)
Proceeds from sale of available-for-sales securities	287	10,717	6
Acquisition of subsidiary, net of cash acquired		(57,145)
Decrease of other investment in equity method investee		620
Proceeds from sale of property, plant and equipment	32	89	12
Purchases of property, plant and equipment	(11,386)	(5,931)	(3,138)
Purchases of intangible assets	(443)	(329)	(323)
Other	12	(78)	61
Net cash provided by (used in) investing activities	(11,498)	(37,670)	(5,828)
Cash flows from financing activities:
Increase (decrease) in short term debt	(25,000)	25,466
Proceeds from issuance of corporate bonds	25,000
Redemption of senior convertible notes of acquired subsidiary		(13,835)
Purchases of treasury stock	(1)	(1)	(10,268)
Dividends paid	(3,460)	(1,729)	(1,760)
Other	547	(14)	0
Net cash provided by (used in) financing activities	(2,914)	9,887	(12,028)
Net effect of exchange rate changes on cash and cash equivalents	4,077	(1,624)	(2,567)
Net change in cash and cash equivalents	(12,550)	(17,105)	(21,116)
Cash and cash equivalents at beginning of year	58,218	75,323	96,439
Cash and cash equivalents at end of year	45,668	58,218	75,323
Supplemental data:
Income taxes	1,519	3,267	1,412
Interest	¥ 87	¥ 153	¥ 4